Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Loss for the period	$ (21,396)	$ (24,681)	$ (41,096)	$ (50,168)
Items that may be reclassified to statement of loss (net of tax)
Currency translation differences	3,680	(5,028)	5,651	(6,989)
Total items that may be reclassified to statement of loss	3,680	(5,028)	5,651	(6,989)
Items that will not be reclassified to statement of loss (net of tax)
Remeasurement of defined benefit plans	(226)	1,336	(296)	1,764
Total items that will not be reclassified to statement of loss	(226)	1,336	(296)	1,764
Other comprehensive income (loss) for the period	3,454	(3,692)	5,355	(5,225)
Total comprehensive income (loss)	(17,942)	(28,373)	(35,741)	(55,393)
Attributable to owners of the parent	$ (17,942)	$ (28,373)	$ (35,741)	$ (55,393)